OTHER LIABILITIES - Remeasurements of net defined benefit liability (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Y	Dec. 31, 2017 USD ($) Y
OTHER LIABILITIES
Actuarial (gains) losses relating to the defined benefit obligation	$ (137)	$ 1,456
Net return on assets excluding interest	79	87
Total remeasurements of the net defined benefit liability	(58)	$ 1,543
Estimate of contributions expected to be paid to plan for next annual reporting period	1,400
Estimate of benefit payments expected to be paid to plan for next annual reporting period	$ 1,300
Weighted average duration of defined benefit obligation | Y	5.8	6.4